Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents divided interest in Master Trust's fair value as of December 31, 2025 and 2024.

	December 31, 2025		December 31, 2024
(In millions)	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments:
Short-term investments	$18.9	3.6	33.2	6.3
Mohawk Industries, Inc. common stock fund	23.7	3.7	27.5	4.2
Mutual funds	1,080.2	210.9	962.2	183.5
Common collective funds	106.8	42.0	113.4	43.4
Total investments, at fair value	$1,229.6	260.2	1,136.3	237.4
Investment income has been allocated among the Plans based on the respective participants’ interest. Changes in net assets of the Master Trust for the plan year ended December 31, 2025 are as follows:

(In millions)	December 31, 2025
Interest and dividends	$38.2
Net appreciation in fair value of investments	120.1
Net gain from Master Trust	$158.3